Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Transactions with Related Parties
3. Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter (except for two vessels for which a fixed daily fee of $280 was charged by the Manager as part of the services are provided by a third party manager) or $125 per vessel operating under a bareboat charter (the “Management fees”) and a brokerage commission of 1.25% on freight, hire and demurrage per vessel (the “Brokerage commissions”), as per the management agreement between the Manager and the Company. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount
of $500 is charged for each additional day (the “Superintendent fees”).
The Manager provides crew management services to the Company’s vessels (except for two vessels managed by a third party manager). These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of $2,500 per vessel (the “Crew management fees”).
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessels purchased”) are capitalized to the cost of the vessels as incurred. The commission fees relating to vessels sold (“Commissions – vessels sold”) and the assets held for sale (“Commissions – assets held for sale”) are included in the consolidated statement of income.
In addition to management services, the Company reimburses the Manager for the compensation of its Chief Executive Officer, its Chief Financial Officer, its Internal Auditor and its Chief Technical Officer (the “Executive compensation”).
Furthermore, the Company has entered into a supervision agreement with an affiliated ship-management company, Brave Maritime Corp. Inc. (“Brave”) for the supervision of the construction of vessels Eco Oracle and Eco Wizard for a fixed fee of $550,000 per vessel (the “Supervision fees”).
The current account balance with the Manager at December 31,
2023
and
2024
was a liability of $943,720 and $388,130, respectively. The balance mainly represents payments made by the Manager on behalf of the ship-owning companies, net of cash advances provided to the Manager.
Furthermore, the current account balance with entities that the Company owns 50.1% equity interests (Note 7) amounted to a liability of $11,847 and nil as of December 31, 2023 and 2024, respectively. The liability mainly represents revenues collected by the Company on behalf of these entities.
The Company rents office space from the Manager and incurs a rental expense (the “Rental expense”) (Note 18).

The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of income	2022	2023	2024
Management fees	Management fees – related Party	5,242,990	4,531,920	4,258,240
Brokerage commissions	Voyage expenses – related Party	1,871,071	1,779,488	2,063,228
Superintendent fees	Vessels’ operating expenses – related party	120,000	110,500	120,000
Crew management fees	Vessels’ operating expenses – related party	915,450	800,750	755,002
Supervision fees	Vessels, net	—	—	1,100,000
Commissions – vessels purchased	Vessels, net	—	—	1,170,000
Commissions – vessels sold	Net loss/(gain) on sale of vessels	120,250	728,150	—
Commissions – assets held for sale	Impairment loss	108,000	353,400	—
Executive compensation	General and administrative expenses	924,503	970,382	946,007
Rental expense	General and administrative expenses	88,326	104,167	103,445
During July 2022, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of two LPG vessels for a total cost of $117 million. Advances paid for the acquisition of these vessels amounted to $23.4 million
as of December 31, 2023 (Note 5). Both vessels, the Eco Oracle and the Eco Wizard, were delivered to the Company in January 2024 and an amount of $93,600,000 was paid to the sellers.
On October 30, 2024, the Company entered into a memorandum of agreement for the acquisition of the vessel “Gas Defiance” from one of the Company’s joint ventures (Note 7) for a total of $9,500,000. The vessel “Gas Defiance” was delivered to the Company on
November 4, 2024
.